Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000136710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	11.51%		3.91%	4.98%
C000136711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	15.25%		4.17%	4.74%
C000136712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000136714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000136713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000221417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(0.77%)	(1.68%)
C000221418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	1.28%	(1.56%)
C000221416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000221415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000136710
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		4.93%	5.49%
Without Sales Load [Member] | C000136711
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%		4.17%	4.74%
Without Sales Load [Member] | C000136712
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%		5.28%	5.88%
Without Sales Load [Member] | C000136714
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%		5.25%	5.80%
Without Sales Load [Member] | C000136713
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%		4.95%	5.53%
Without Sales Load [Member] | C000221417
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	(0.82%)
Without Sales Load [Member] | C000221418
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	(1.56%)
Without Sales Load [Member] | C000221416
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	(0.52%)
Without Sales Load [Member] | C000221415
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%	(0.47%)
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.00%		0.19%	1.86%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.00%		0.19%	1.86%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.00%		0.19%	1.86%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.00%		0.19%	1.86%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.00%		0.19%	1.86%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(1.76%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(1.76%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(1.76%)
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(1.76%)
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return, Percent	9.18%		0.10%	3.18%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return, Percent	9.18%		0.10%	3.18%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return, Percent	9.18%		0.10%	3.18%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return, Percent	9.18%		0.10%	3.18%
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Average Annual Return, Percent	9.18%		0.10%	3.18%